UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22986

ETFS TRUST

(Exact name of registrant as specified in charter)

48 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (212) 918-4954

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 to March 31, 2016

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

ETFS Trust
ETFS Zacks Earnings Large-Cap U.S. Index Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.1%

Aerospace & Defense - 8.2%
Honeywell International, Inc.	142	15,911
Raytheon Co.	147	18,027
Rockwell Collins, Inc.	183	16,874
Textron, Inc.	436	15,897
TransDigm Group, Inc.*	83	18,288
United Technologies Corp.	152	15,215
		100,212
Air Freight & Logistics - 1.7%
United Parcel Service, Inc., Class B	199	20,989

Auto Components - 3.7%
Autoliv, Inc.	98	11,611
BorgWarner, Inc.	268	10,291
Delphi Automotive plc	142	10,653
Goodyear Tire & Rubber Co. (The)	368	12,137
		44,692
Automobiles - 1.9%
Ford Motor Co.	834	11,259
Tesla Motors, Inc.*	51	11,718
		22,977
Banks - 1.9%
BB&T Corp.	86	2,861
Fifth Third Bancorp	158	2,637
Huntington Bancshares, Inc.	292	2,786
KeyCorp	241	2,661
PNC Financial Services Group, Inc. (The)	35	2,960
Regions Financial Corp.	345	2,708
Royal Bank of Canada	59	3,396
U.S. Bancorp	76	3,085
		23,094
Beverages - 1.3%
Coca-Cola Co. (The)	171	7,933
PepsiCo, Inc.	74	7,583
		15,516
Biotechnology - 1.4%
Baxalta, Inc.	170	6,868
BioMarin Pharmaceutical, Inc.*	64	5,279
Incyte Corp.*	61	4,420
		16,567
Building Products - 2.3%
Masco Corp.	885	27,833

Capital Markets - 0.5%
Charles Schwab Corp. (The)	96	2,690
TD Ameritrade Holding Corp.	94	2,964
		5,654
Chemicals - 2.7%
Air Products & Chemicals, Inc.	113	16,278
Praxair, Inc.	143	16,366
		32,644
Commercial Services & Supplies - 3.3%
Republic Services, Inc.	278	13,247
Tyco International plc	381	13,986

See accompanying notes to schedule of investments.

ETFS Trust
ETFS Zacks Earnings Large-Cap U.S. Index Fund
Schedule of Investments
March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Waste Management, Inc.	228	13,452
		40,685
Consumer Finance - 0.7%
Capital One Financial Corp.	43	2,980
Discover Financial Services	60	3,055
Synchrony Financial*	99	2,838
		8,873
Containers & Packaging - 2.3%
Ball Corp.	168	11,977
International Paper Co.	387	15,882
		27,859
Diversified Financial Services - 0.6%
MSCI, Inc.	72	5,334
Voya Financial, Inc.	86	2,560
		7,894
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	149	5,836
CenturyLink, Inc.	208	6,648
		12,484
Electric Utilities - 3.6%
Exelon Corp.	329	11,798
PPL Corp.	268	10,203
Southern Co. (The)	196	10,139
Xcel Energy, Inc.	272	11,375
		43,515
Electrical Equipment - 1.1%
Emerson Electric Co.	254	13,813

Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc.	288	6,016

Food & Staples Retailing - 1.3%
Kroger Co. (The)	194	7,420
Wal-Mart Stores, Inc.	132	9,041
		16,461
Food Products - 2.0%
Campbell Soup Co.	140	8,931
ConAgra Foods, Inc.	178	7,942
Kellogg Co.	101	7,732
		24,605
Health Care Equipment & Supplies - 1.6%
DENTSPLY SIRONA, Inc.	109	6,718
Edwards Lifesciences Corp.*	84	7,409
Hologic, Inc.*	172	5,934
		20,061
Health Care Providers & Services - 1.2%
DaVita HealthCare Partners, Inc.*	92	6,751
UnitedHealth Group, Inc.	61	7,863
		14,614
Hotels, Restaurants & Leisure - 4.7%
Aramark	227	7,518
Hilton Worldwide Holdings, Inc.	427	9,616
Las Vegas Sands Corp.	223	11,525
Starbucks Corp.	136	8,119
Starwood Hotels & Resorts Worldwide, Inc.	132	11,013
Yum! Brands, Inc.	112	9,167
		56,958

See accompanying notes to schedule of investments.

ETFS Trust
ETFS Zacks Earnings Large-Cap U.S. Index Fund
Schedule of Investments (continued)
March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Household Durables - 1.9%
D.R. Horton, Inc.	783	23,670

Household Products - 1.8%
Clorox Co. (The)	58	7,311
Kimberly-Clark Corp.	58	7,802
Procter & Gamble Co. (The)	89	7,326
		22,439
Industrial Conglomerates - 3.9%
3M Co.	98	16,330
Danaher Corp.	166	15,747
General Electric Co.	469	14,909
		46,986
Insurance - 0.8%
Aflac, Inc.	56	3,536
Unum Group	96	2,968
Willis Towers Watson plc	26	3,085
		9,589
Internet Software & Services - 1.0%
eBay, Inc.*	295	7,039
VeriSign, Inc.*	60	5,312
		12,351
IT Services - 4.4%
Automatic Data Processing, Inc.	152	13,636
Paychex, Inc.	231	12,476
Vantiv, Inc., Class A*	272	14,655
Xerox Corp.	1,146	12,790
		53,557
Machinery - 2.2%
Caterpillar, Inc.	179	13,701
Ingersoll-Rand plc	221	13,704
		27,405
Media - 1.5%
Discovery Communications, Inc.,
Class C*	362	9,774
Sirius XM Holdings, Inc.*	2,246	8,872
		18,646
Metals & Mining - 3.1%
Goldcorp, Inc.	1,325	21,505
Nucor Corp.	362	17,122
		38,627
Multiline Retail - 1.4%
Dollar Tree, Inc.*	106	8,741
Kohl’s Corp.	170	7,923
		16,664
Multi-Utilities - 3.6%
CenterPoint Energy, Inc.	498	10,418
CMS Energy Corp.	253	10,737
Consolidated Edison, Inc.	143	10,957
Public Service Enterprise Group, Inc.	252	11,879
		43,991
Oil, Gas & Consumable Fuels - 4.2%
Continental Resources, Inc.*	354	10,747
EQT Corp.	156	10,493
Kinder Morgan, Inc.	545	9,734
Spectra Energy Corp.	357	10,924
TransCanada Corp.	250	9,828
		51,726

See accompanying notes to schedule of investments.

ETFS Trust
ETFS Zacks Earnings Large-Cap U.S. Index Fund
Schedule of Investments (continued)
March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Personal Products - 0.7%
Estee Lauder Cos., Inc. (The), Class A	83	7,828

Pharmaceuticals - 1.5%
Mylan NV*	122	5,655
Pfizer, Inc.	207	6,135
Zoetis, Inc.	139	6,162
		17,952
Real Estate Investment Trusts (REITs) - 3.5%
Annaly Capital Management, Inc.	338	3,468
HCP, Inc.	84	2,737
Host Hotels & Resorts, Inc.	213	3,557
Kimco Realty Corp.	127	3,655
UDR, Inc.	90	3,468
Weyerhaeuser Co.	835	25,868
		42,753
Road & Rail - 5.2%
Canadian National Railway Co.	344	21,486
JB Hunt Transport Services, Inc.	262	22,071
Union Pacific Corp.	242	19,251
		62,808
Semiconductors & Semiconductor Equipment - 1.3%
Linear Technology Corp.	122	5,436
Maxim Integrated Products, Inc.	138	5,076
NVIDIA Corp.	158	5,630
		16,142
Software - 3.8%
Activision Blizzard, Inc.	237	8,020
Autodesk, Inc.*	85	4,956
Electronic Arts, Inc.*	133	8,793
Microsoft Corp.	94	5,192
Red Hat, Inc.*	66	4,918
salesforce.com, Inc.*	67	4,946
ServiceNow, Inc.*	60	3,671
Workday, Inc., Class A*	67	5,148
		45,644
Specialty Retail - 1.5%
Ross Stores, Inc.	152	8,801
TJX Cos., Inc. (The)	123	9,637
		18,438
Textiles, Apparel & Luxury Goods - 0.8%
Under Armour, Inc., Class A*	114	9,670

Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	194	3,084

Trading Companies & Distributors - 1.2%
W.W. Grainger, Inc.	63	14,706

TOTAL COMMON STOCKS (COST $1,168,781)		1,208,692

Investments	Shares	Value ($)

MASTER LIMITED PARTNERSHIPS - 2.2%

Oil, Gas & Consumable Fuels - 2.2%
Buckeye Partners LP	124	8,425
Energy Transfer Equity LP	591	4,214

See accompanying notes to schedule of investments.

ETFS Trust
ETFS Zacks Earnings Large-Cap U.S. Index Fund
Schedule of Investments (concluded)
March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Enterprise Products Partners LP	319	7,854
Williams Partners LP	292	5,971

TOTAL MASTER LIMITED PARTNERSHIPS (COST $41,909)		26,464

Total Investments - 101.3% (Cost $1,210,690)		1,235,156
Liabilities Less Other Assets - (1.3%)		(15,820)
Net assets - 100.0%		1,219,336

*	Non-income producing security.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,532
Aggregate gross unrealized depreciation	(58,410)
Net unrealized appreciation	$24,122
Federal income tax cost of investments	$1,211,034

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Zacks Earnings Small-Cap U.S. Index Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 100.9%

Aerospace & Defense - 6.2%
B/E Aerospace, Inc.	900	41,508
Spirit AeroSystems Holdings, Inc., Class A*	761	34,519
		76,027
Airlines - 3.3%
JetBlue Airways Corp.*	841	17,762
Spirit Airlines, Inc.*	478	22,934
		40,696
Auto Components - 6.8%
Cooper Tire & Rubber Co.	1,006	37,242
Visteon Corp.	576	45,844
		83,086
Banks - 0.9%
Comerica, Inc.	86	3,257
People’s United Financial, Inc.	278	4,429
SVB Financial Group*	29	2,959
		10,645
Biotechnology - 2.0%
Agios Pharmaceuticals, Inc.*	53	2,152
Bluebird Bio, Inc.*	53	2,253
Intercept Pharmaceuticals, Inc.*	22	2,826
Intrexon Corp.*	115	3,897
Juno Therapeutics, Inc.*	79	3,009
Kite Pharma, Inc.*	43	1,974
OPKO Health, Inc.*	346	3,595
Puma Biotechnology, Inc.*	44	1,292
Sarepta Therapeutics, Inc.*	68	1,328
United Therapeutics Corp.*	17	1,894
		24,220
Building Products - 1.8%
Lennox International, Inc.	87	11,762
Owens Corning	232	10,969
		22,731
Capital Markets - 0.3%
Legg Mason, Inc.	114	3,953

Chemicals - 3.7%
Albemarle Corp.	194	12,403
FMC Corp.	278	11,223
Huntsman Corp.	958	12,741
Westlake Chemical Corp.	200	9,260
		45,627
Commercial Services & Supplies - 1.9%
ADT Corp. (The)	579	23,890

Communications Equipment - 0.2%
F5 Networks, Inc.*	26	2,752

Construction & Engineering - 1.8%
Dycom Industries, Inc.*	156	10,088
Fluor Corp.	231	12,405
		22,493
Consumer Finance - 0.5%
LendingClub Corp.*	237	1,967

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Zacks Earnings Small-Cap U.S. Index Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Navient Corp.	305	3,651
		5,618
Diversified Financial Services - 4.3%
FactSet Research Systems, Inc.	116	17,578
Leucadia National Corp.	2,192	35,444
		53,022
Diversified Telecommunication Services - 1.3%
Frontier Communications Corp.	2,332	13,036
Zayo Group Holdings, Inc.*	99	2,400
		15,436
Electric Utilities - 2.0%
ITC Holdings Corp.	276	12,025
Pinnacle West Capital Corp.	170	12,762
		24,787
Electronic Equipment, Instruments & Components - 0.6%
CDW Corp.	63	2,614
Flextronics International Ltd.*	233	2,810
Jabil Circuit, Inc.	112	2,158
		7,582
Energy Equipment & Services - 2.4%
Nabors Industries Ltd.	596	5,483
Oceaneering International, Inc.	135	4,487
Patterson-UTI Energy, Inc.	338	5,956
U.S. Silica Holdings, Inc.	582	13,223
		29,149
Food & Staples Retailing - 0.5%
Casey’s General Stores, Inc.	57	6,459

Food Products - 6.5%
Hain Celestial Group, Inc. (The)*	629	25,732
Post Holdings, Inc.*	411	28,265
WhiteWave Foods Co. (The)*	653	26,538
		80,535
Health Care Equipment & Supplies - 0.5%
IDEXX Laboratories, Inc.*	36	2,819
STERIS plc	45	3,197
		6,016
Health Care Providers & Services - 1.3%
Amsurg Corp.*	45	3,357
Centene Corp.*	32	1,953
Community Health Systems, Inc.*	130	2,406
Envision Healthcare Holdings, Inc.*	133	2,713
MEDNAX, Inc.*	48	3,102
Molina Healthcare, Inc.*	46	2,967
		16,498
Health Care Technology - 0.2%
athenahealth, Inc.*	17	2,359

Hotels, Restaurants & Leisure - 3.0%
Cracker Barrel Old Country Store, Inc.	55	8,397
Domino’s Pizza, Inc.	61	8,043
Dunkin’ Brands Group, Inc.	162	7,642
Jack in the Box, Inc.	90	5,748
Panera Bread Co., Class A*	35	7,169
		36,999
Household Durables - 2.6%
Garmin Ltd.	54	2,158

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Zacks Earnings Small-Cap U.S. Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Harman International Industries, Inc.	101	8,993
PulteGroup, Inc.	612	11,450
Toll Brothers, Inc.*	327	9,650
		32,251
Independent Power and Renewable Electricity Producers - 1.9%
Calpine Corp.*	753	11,423
NRG Energy, Inc.	924	12,022
		23,445
Insurance - 0.3%
Arthur J Gallagher & Co.	87	3,870

Internet Software & Services - 1.0%
GrubHub, Inc.*	109	2,739
j2 Global, Inc.	32	1,971
Pandora Media, Inc.*	196	1,754
Rackspace Hosting, Inc.*	103	2,224
Yelp, Inc.*	91	1,809
Zillow Group, Inc., Class A*	100	2,555
		13,052
IT Services - 0.2%
Teradata Corp.*	75	1,968

Leisure Products - 1.8%
Polaris Industries, Inc.	110	10,833
Smith & Wesson Holding Corp.*	434	11,553
		22,386
Machinery - 5.6%
AGCO Corp.	560	27,832
Flowserve Corp.	603	26,779
Trinity Industries, Inc.	793	14,520
		69,131
Media - 1.6%
AMC Networks, Inc., Class A*	127	8,247
Scripps Networks Interactive, Inc.,
Class A	173	11,332
		19,579
Metals & Mining - 2.4%
Agnico Eagle Mines Ltd.	414	14,970
Silver Wheaton Corp.	876	14,524
		29,494
Multi-Utilities - 1.0%
NiSource, Inc.	558	13,146

Oil, Gas & Consumable Fuels - 6.9%
Antero Resources Corp.*	232	5,770
Cabot Oil & Gas Corp.	287	6,518
Carrizo Oil & Gas, Inc.*	172	5,318
CONSOL Energy, Inc.	643	7,259
Encana Corp.	998	6,078
Gulfport Energy Corp.*	207	5,866
Newfield Exploration Co.*	156	5,187
ONEOK, Inc.	442	13,198
Parsley Energy, Inc., Class A*	275	6,215
QEP Resources, Inc.	378	5,334
Range Resources Corp.	207	6,703
Southwestern Energy Co.*	715	5,770
Targa Resources Corp.	188	5,614
		84,830

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Zacks Earnings Small-Cap U.S. Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Pharmaceuticals - 0.5%
Horizon Pharma plc*	159	2,635
Pacira Pharmaceuticals, Inc.*	45	2,384
Relypsa, Inc.*	122	1,653
		6,672
Professional Services - 3.0%
ManpowerGroup, Inc.	226	18,401
Robert Half International, Inc.	405	18,865
		37,266
Real Estate Investment Trusts (REITs) - 3.7%
American Capital Agency Corp.	258	4,807
American Homes 4 Rent, Class A	268	4,261
Camden Property Trust	58	4,877
DDR Corp.	267	4,750
Duke Realty Corp.	213	4,801
Iron Mountain, Inc.	166	5,629
NorthStar Realty Finance Corp.	263	3,451
Omega Healthcare Investors, Inc.	99	3,495
Spirit Realty Capital, Inc.	448	5,040
VEREIT, Inc.	566	5,020
		46,131
Real Estate Management & Development - 0.3%
Realogy Holdings Corp.*	93	3,358

Road & Rail - 1.8%
Ryder System, Inc.	336	21,766

Semiconductors & Semiconductor Equipment - 0.9%
Cirrus Logic, Inc.*	88	3,204
Cree, Inc.*	74	2,153
Cypress Semiconductor Corp.	268	2,321
Integrated Device Technology, Inc.*	75	1,533
SunEdison, Inc.*	478	258
Synaptics, Inc.*	25	1,994
		11,463
Software - 1.0%
Cadence Design Systems, Inc.*	95	2,240
FireEye, Inc.*	115	2,069
Nuance Communications, Inc.*	131	2,449
Proofpoint, Inc.*	40	2,151
Splunk, Inc.*	34	1,664
Tableau Software, Inc., Class A*	28	1,284
		11,857
Specialty Retail - 3.0%
Abercrombie & Fitch Co., Class A	256	8,074
American Eagle Outfitters, Inc.	341	5,685
Five Below, Inc.*	216	8,929
Staples, Inc.	731	8,063
Williams-Sonoma, Inc.	118	6,459
		37,210
Technology Hardware, Storage & Peripherals - 0.7%
BlackBerry Ltd.*	284	2,298
NCR Corp.*	108	3,232
Stratasys Ltd.*	112	2,903
		8,433
Textiles, Apparel & Luxury Goods - 2.7%
Carter’s, Inc.	108	11,381
Deckers Outdoor Corp.*	201	12,042
Skechers U.S.A., Inc., Class A*	315	9,592
		33,015

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Zacks Earnings Small-Cap U.S. Index Fund

Schedule of Investments (concluded)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Trading Companies & Distributors - 3.1%
HD Supply Holdings, Inc.*	847	28,010
United Rentals, Inc.*	151	9,391
		37,401
Transportation Infrastructure - 2.9%
Macquarie Infrastructure Corp.	525	35,406

TOTAL COMMON STOCKS (COST $1,258,058)		1,243,710

Total Investments - 100.9% (Cost $1,258,058)		1,243,710
Liabilities Less Other Assets - (0.9%)		(11,571)
Net assets - 100.0%		1,232,139

*	Non-income producing security.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,255
Aggregate gross unrealized depreciation	(97,854)
Net unrealized depreciation	$(23,599)
Federal income tax cost of investments	$1,267,309

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 100.6%

Aerospace & Defense - 2.1%
Boeing Co. (The)	67	8,505
General Dynamics Corp.	89	11,692
Honeywell International, Inc.	42	4,706
L-3 Communications Holdings, Inc.	173	20,500
Lockheed Martin Corp.	40	8,860
Northrop Grumman Corp.	40	7,916
Raytheon Co.	136	16,678
Rockwell Collins, Inc.	155	14,293
Textron, Inc.	159	5,797
TransDigm Group, Inc.*	141	31,068
United Technologies Corp.	31	3,103
		133,118
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	306	22,714
Expeditors International of Washington, Inc.	465	22,697
FedEx Corp.	54	8,787
United Parcel Service, Inc., Class B	60	6,328
		60,526
Airlines - 0.7%
Alaska Air Group, Inc.	61	5,003
Delta Air Lines, Inc.	205	9,980
JetBlue Airways Corp.*	519	10,961
Southwest Airlines Co.	258	11,559
United Continental Holdings, Inc.*	77	4,609
		42,112
Auto Components - 0.8%
Autoliv, Inc.	197	23,341
BorgWarner, Inc.	57	2,189
Delphi Automotive plc	128	9,603
Goodyear Tire & Rubber Co. (The)	176	5,804
Johnson Controls, Inc.	84	3,273
Lear Corp.	55	6,114
		50,324
Automobiles - 0.5%
Ford Motor Co.	531	7,169
General Motors Co.	203	6,380
Harley-Davidson, Inc.	75	3,850
Tesla Motors, Inc.*	65	14,935
		32,334
Banks - 3.7%
Bank of America Corp.	491	6,638
BB&T Corp.	470	15,637
CIT Group, Inc.	688	21,349
Citigroup, Inc.	79	3,298
Citizens Financial Group, Inc.	295	6,180
Comerica, Inc.	343	12,989
Fifth Third Bancorp	810	13,519
First Republic Bank	177	11,795
Huntington Bancshares, Inc.	2,931	27,962
JPMorgan Chase & Co.	284	16,819
KeyCorp	741	8,181
M&T Bank Corp.	242	26,862
PNC Financial Services Group, Inc. (The)	196	16,576

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Regions Financial Corp.	1,106	8,682
Signature Bank*	39	5,309
SunTrust Banks, Inc.	167	6,025
U.S. Bancorp	255	10,350
Wells Fargo & Co.	314	15,185
		233,356
Beverages - 2.0%
Brown-Forman Corp., Class B	141	13,884
Coca-Cola Co. (The)	151	7,005
Coca-Cola Enterprises, Inc.	318	16,135
Constellation Brands, Inc., Class A	167	25,232
Dr. Pepper Snapple Group, Inc.	223	19,941
Molson Coors Brewing Co., Class B	208	20,005
Monster Beverage Corp.*	105	14,005
PepsiCo, Inc.	68	6,969
		123,176
Biotechnology - 0.6%
Baxalta, Inc.	100	4,040
BioMarin Pharmaceutical, Inc.*	96	7,918
Celgene Corp.*	21	2,102
Gilead Sciences, Inc.	45	4,134
Incyte Corp.*	98	7,102
Medivation, Inc.*	103	4,736
Regeneron Pharmaceuticals, Inc.*	9	3,244
Vertex Pharmaceuticals, Inc.*	46	3,656
		36,932
Building Products - 0.3%
Fortune Brands Home & Security, Inc.	127	7,117
Masco Corp.	354	11,133
		18,250
Capital Markets - 1.9%
Affiliated Managers Group, Inc.*	21	3,410
Ameriprise Financial, Inc.	39	3,666
Bank of New York Mellon Corp. (The)	556	20,477
BlackRock, Inc.	11	3,746
Charles Schwab Corp. (The)	528	14,795
E*TRADE Financial Corp.*	361	8,841
Franklin Resources, Inc.	59	2,304
Goldman Sachs Group, Inc. (The)	61	9,576
Invesco Ltd.	297	9,139
Morgan Stanley	105	2,626
Northern Trust Corp.	328	21,376
State Street Corp.	52	3,043
T. Rowe Price Group, Inc.	48	3,526
TD Ameritrade Holding Corp.	369	11,635
		118,160
Chemicals - 2.3%
Air Products & Chemicals, Inc.	26	3,745
Airgas, Inc.	134	18,980
Ashland, Inc.	134	14,735
Celanese Corp.	242	15,851
CF Industries Holdings, Inc.	459	14,385
Dow Chemical Co. (The)	105	5,340
E.I. du Pont de Nemours & Co.	82	5,192
Eastman Chemical Co.	43	3,106
Ecolab, Inc.	75	8,364

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
International Flavors & Fragrances, Inc.	90	10,239
LyondellBasell Industries NV, Class A	83	7,103
Monsanto Co.	87	7,634
Mosaic Co. (The)	291	7,857
PPG Industries, Inc.	33	3,679
Praxair, Inc.	49	5,608
Sherwin-Williams Co. (The)	45	12,810
		144,628
Commercial Services & Supplies - 1.2%
Republic Services, Inc.	783	37,310
Stericycle, Inc.*	118	14,890
Tyco International plc	73	2,680
Waste Connections, Inc.	108	6,976
Waste Management, Inc.	223	13,157
		75,013
Communications Equipment - 1.4%
Cisco Systems, Inc.	389	11,075
F5 Networks, Inc.*	59	6,245
Harris Corp.	247	19,231
Juniper Networks, Inc.	911	23,239
Motorola Solutions, Inc.	196	14,837
Palo Alto Networks, Inc.*	62	10,115
		84,742
Construction & Engineering - 0.1%
Fluor Corp.	117	6,283

Construction Materials - 0.7%
Martin Marietta Materials, Inc.	100	15,951
Vulcan Materials Co.	249	26,287
		42,238
Consumer Finance - 0.5%
Ally Financial, Inc.*	152	2,845
American Express Co.	44	2,702
Capital One Financial Corp.	139	9,634
Discover Financial Services	176	8,962
Synchrony Financial*	195	5,589
		29,732
Containers & Packaging - 0.4%
Ball Corp.	165	11,763
International Paper Co.	125	5,130
Sealed Air Corp.	125	6,001
WestRock Co.	39	1,522
		24,416
Distributors - 0.2%
Genuine Parts Co.	95	9,439
LKQ Corp.*	144	4,598
		14,037
Diversified Consumer Services - 0.1%
H&R Block, Inc.	272	7,186

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B*	95	13,479
CME Group, Inc.	469	45,047
Intercontinental Exchange, Inc.	89	20,927
McGraw Hill Financial, Inc.	43	4,256
Moody’s Corp.	85	8,208
Nasdaq, Inc.	148	9,824

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Voya Financial, Inc.	188	5,597
		107,338
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	594	23,267
CenturyLink, Inc.	302	9,652
Level 3 Communications, Inc.*	237	12,525
SBA Communications Corp., Class A*	221	22,138
Verizon Communications, Inc.	125	6,760
		74,342
Electric Utilities - 4.2%
American Electric Power Co., Inc.	165	10,956
Duke Energy Corp.	276	22,268
Edison International	268	19,266
Entergy Corp.	260	20,613
Eversource Energy	357	20,827
Exelon Corp.	679	24,349
FirstEnergy Corp.	561	20,179
NextEra Energy, Inc.	76	8,994
PG&E Corp.	560	33,443
Pinnacle West Capital Corp.	134	10,059
PPL Corp.	387	14,733
Southern Co. (The)	504	26,072
Xcel Energy, Inc.	686	28,689
		260,448
Electrical Equipment - 0.4%
Acuity Brands, Inc.	21	4,581
AMETEK, Inc.	213	10,646
Eaton Corp. plc	59	3,691
Emerson Electric Co.	59	3,208
Rockwell Automation, Inc.	44	5,005
		27,131
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	240	13,877
Corning, Inc.	157	3,280
TE Connectivity Ltd.	258	15,975
		33,132
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	114	4,997
Cameron International Corp.*	458	30,709
Halliburton Co.	73	2,608
National Oilwell Varco, Inc.	85	2,643
Schlumberger Ltd.	60	4,425
		45,382
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	80	12,606
CVS Health Corp.	175	18,153
Kroger Co. (The)	229	8,759
Rite Aid Corp.*	594	4,841
Sysco Corp.	191	8,926
Walgreens Boots Alliance, Inc.	185	15,584
Wal-Mart Stores, Inc.	163	11,164
Whole Foods Market, Inc.	28	871
		80,904
Food Products - 4.8%
Archer-Daniels-Midland Co.	198	7,189
Bunge Ltd.	376	21,308
Campbell Soup Co.	464	29,599
ConAgra Foods, Inc.	1,195	53,321

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
General Mills, Inc.	264	16,724
Hershey Co. (The)	60	5,525
Hormel Foods Corp.	268	11,588
Ingredion, Inc.	59	6,301
JM Smucker Co. (The)	260	33,758
Kellogg Co.	205	15,693
Kraft Heinz Co. (The)	72	5,656
McCormick & Co., Inc. (Non-Voting)	368	36,609
Mondelez International, Inc., Class A	387	15,527
Tyson Foods, Inc., Class A	653	43,529
		302,327
Gas Utilities - 0.1%
AGL Resources, Inc.	87	5,667

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	237	9,914
Baxter International, Inc.	218	8,956
Becton Dickinson and Co.	85	12,905
Boston Scientific Corp.*	599	11,267
Cooper Cos., Inc. (The)	26	4,003
C.R. Bard, Inc.	94	19,051
DENTSPLY SIRONA, Inc.	473	29,151
Edwards Lifesciences Corp.*	164	14,466
Hologic, Inc.*	118	4,071
Medtronic plc	145	10,875
ResMed, Inc.	120	6,938
Stryker Corp.	86	9,227
Varian Medical Systems, Inc.*	217	17,364
Zimmer Biomet Holdings, Inc.	93	9,917
		168,105
Health Care Providers & Services - 5.5%
Aetna, Inc.	200	22,470
AmerisourceBergen Corp.	163	14,108
Anthem, Inc.	177	24,601
Cardinal Health, Inc.	189	15,488
Cigna Corp.	220	30,193
DaVita HealthCare Partners, Inc.*	422	30,966
Express Scripts Holding Co.*	299	20,538
Henry Schein, Inc.*	171	29,520
Humana, Inc.	105	19,210
Laboratory Corp. of America Holdings*	313	36,662
McKesson Corp.	37	5,818
Quest Diagnostics, Inc.	584	41,727
UnitedHealth Group, Inc.	233	30,034
Universal Health Services, Inc., Class B	177	22,075
		343,410
Health Care Technology - 0.1%
Cerner Corp.*	78	4,131

Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	180	9,499
Chipotle Mexican Grill, Inc.*	16	7,535
Darden Restaurants, Inc.	93	6,166
Hilton Worldwide Holdings, Inc.	146	3,288
Marriott International, Inc., Class A	114	8,114
McDonald’s Corp.	239	30,038
MGM Resorts International*	452	9,691

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Norwegian Cruise Line Holdings Ltd.*	65	3,594
Royal Caribbean Cruises Ltd.	121	9,940
Starbucks Corp.	205	12,238
Starwood Hotels & Resorts Worldwide, Inc.	44	3,671
Wyndham Worldwide Corp.	92	7,032
Yum! Brands, Inc.	140	11,459
		122,265
Household Durables - 1.1%
D.R. Horton, Inc.	218	6,590
Jarden Corp.*	202	11,908
Lennar Corp., Class A	127	6,142
Mohawk Industries, Inc.*	64	12,218
Newell Rubbermaid, Inc.	417	18,469
Whirlpool Corp.	53	9,558
		64,885
Household Products - 1.6%
Church & Dwight Co., Inc.	312	28,760
Clorox Co. (The)	344	43,364
Colgate-Palmolive Co.	100	7,065
Kimberly-Clark Corp.	68	9,147
Procter & Gamble Co. (The)	115	9,466
		97,802
Industrial Conglomerates - 1.2%
3M Co.	51	8,498
Danaher Corp.	166	15,747
General Electric Co.	535	17,008
Roper Technologies, Inc.	165	30,157
		71,410
Insurance - 5.8%
Aflac, Inc.	261	16,480
Allstate Corp. (The)	182	12,261
American International Group, Inc.	219	11,837
Aon plc	38	3,969
Arch Capital Group Ltd.*	622	44,224
Chubb Ltd.	104	12,392
Cincinnati Financial Corp.	392	25,621
Everest Re Group Ltd.	61	12,043
FNF Group	490	16,611
Hartford Financial Services Group, Inc. (The)	334	15,391
Lincoln National Corp.	247	9,682
Loews Corp.	458	17,523
Markel Corp.*	51	45,470
Marsh & McLennan Cos., Inc.	62	3,769
MetLife, Inc.	76	3,340
Principal Financial Group, Inc.	144	5,681
Progressive Corp. (The)	924	32,469
Prudential Financial, Inc.	54	3,900
Travelers Cos., Inc. (The)	150	17,507
Unum Group	450	13,914
Willis Towers Watson plc	188	22,308
XL Group plc	434	15,971
		362,363
Internet & Catalog Retail - 0.6%
Amazon.com, Inc.*	12	7,124
Expedia, Inc.	129	13,909
Netflix, Inc.*	64	6,543

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Priceline Group, Inc. (The)*	4	5,156
TripAdvisor, Inc.*	57	3,790
		36,522
Internet Software & Services - 1.1%
Akamai Technologies, Inc.*	105	5,835
Alphabet, Inc., Class A*	4	3,051
eBay, Inc.*	922	21,999
Facebook, Inc., Class A*	90	10,269
LinkedIn Corp., Class A*	32	3,659
VeriSign, Inc.*	185	16,380
Yahoo!, Inc.*	191	7,031
		68,224
IT Services - 3.9%
Accenture plc, Class A	99	11,425
Alliance Data Systems Corp.*	57	12,540
Amdocs Ltd.	850	51,357
Automatic Data Processing, Inc.	90	8,074
Cognizant Technology Solutions Corp., Class A*	54	3,386
Fidelity National Information Services, Inc.	381	24,121
Fiserv, Inc.*	192	19,695
FleetCor Technologies, Inc.*	83	12,346
Global Payments, Inc.	105	6,857
International Business Machines Corp.	83	12,570
MasterCard, Inc., Class A	76	7,182
Paychex, Inc.	295	15,933
PayPal Holdings, Inc.*	102	3,937
Total System Services, Inc.	144	6,852
Vantiv, Inc., Class A*	193	10,399
Visa, Inc., Class A	111	8,489
Western Union Co. (The)	622	11,998
Xerox Corp.	1,494	16,673
		243,834
Leisure Products - 0.4%
Hasbro, Inc.	61	4,886
Mattel, Inc.	620	20,845
		25,731
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	46	1,833
Mettler-Toledo International, Inc.*	19	6,550
Thermo Fisher Scientific, Inc.	67	9,487
Waters Corp.*	178	23,482
		41,352
Machinery - 1.5%
Caterpillar, Inc.	35	2,679
Cummins, Inc.	13	1,429
Deere & Co.	269	20,710
Dover Corp.	212	13,638
Illinois Tool Works, Inc.	48	4,917
Ingersoll-Rand plc	114	7,069
Parker-Hannifin Corp.	58	6,443
Snap-on, Inc.	39	6,123
Stanley Black & Decker, Inc.	237	24,935
Wabtec Corp.	41	3,251
		91,194

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Media - 1.9%
Charter Communications, Inc., Class A*	113	22,875
Comcast Corp., Class A	229	13,987
DISH Network Corp., Class A*	174	8,049
Interpublic Group of Cos., Inc. (The)	453	10,396
Liberty Global plc, Class A*	382	14,707
Omnicom Group, Inc.	56	4,661
Sirius XM Holdings, Inc.*	2,769	10,938
Time Warner Cable, Inc.	50	10,231
Time Warner, Inc.	108	7,835
Twenty-First Century Fox, Inc., Class A	135	3,764
Viacom, Inc., Class B	53	2,188
Walt Disney Co. (The)	114	11,321
		120,952
Metals & Mining - 1.0%
Alcoa, Inc.	1,236	11,841
Freeport-McMoRan, Inc.	309	3,195
Newmont Mining Corp.	1,618	43,006
Nucor Corp.	105	4,967
		63,009
Multiline Retail - 1.6%
Dollar General Corp.	266	22,770
Dollar Tree, Inc.*	193	15,915
Kohl’s Corp.	430	20,042
Nordstrom, Inc.	209	11,957
Target Corp.	359	29,538
		100,222
Multi-Utilities - 3.0%
Alliant Energy Corp.	132	9,805
Ameren Corp.	425	21,292
CenterPoint Energy, Inc.	940	19,665
CMS Energy Corp.	683	28,987
Consolidated Edison, Inc.	284	21,760
Dominion Resources, Inc.	49	3,681
DTE Energy Co.	221	20,036
Public Service Enterprise Group, Inc.	406	19,139
SCANA Corp.	153	10,733
Sempra Energy	130	13,526
WEC Energy Group, Inc.	398	23,908
		192,532
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	75	3,493
Apache Corp.	158	7,712
Cabot Oil & Gas Corp.	392	8,902
California Resources Corp.	22	22
Chevron Corp.	71	6,773
Cimarex Energy Co.	239	23,248
Concho Resources, Inc.*	314	31,727
ConocoPhillips	78	3,141
Devon Energy Corp.	68	1,866
EOG Resources, Inc.	59	4,282
EQT Corp.	195	13,116
Exxon Mobil Corp.	125	10,449
Hess Corp.	55	2,896
HollyFrontier Corp.	626	22,110
Kinder Morgan, Inc.	173	3,090
Marathon Oil Corp.	209	2,328

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Marathon Petroleum Corp.	245	9,109
Noble Energy, Inc.	79	2,481
Occidental Petroleum Corp.	230	15,739
Phillips 66	120	10,391
Pioneer Natural Resources Co.	24	3,378
Spectra Energy Corp.	280	8,568
Tesoro Corp.	195	16,772
Valero Energy Corp.	145	9,300
		220,893
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	166	15,656

Pharmaceuticals - 1.7%
Allergan plc*	27	7,237
Bristol-Myers Squibb Co.	76	4,855
Eli Lilly & Co.	192	13,826
Endo International plc*	98	2,759
Jazz Pharmaceuticals plc*	40	5,222
Johnson & Johnson	49	5,302
Mallinckrodt plc*	67	4,106
Merck & Co., Inc.	414	21,905
Perrigo Co. plc	97	12,409
Pfizer, Inc.	557	16,509
Zoetis, Inc.	211	9,353
		103,483
Professional Services - 1.5%
Equifax, Inc.	180	20,572
IHS, Inc., Class A*	39	4,842
Nielsen Holdings plc	873	45,972
Verisk Analytics, Inc.*	296	23,656
		95,042
Real Estate Investment Trusts (REITs) - 8.5%
American Tower Corp.	61	6,245
Annaly Capital Management, Inc.	3,978	40,814
AvalonBay Communities, Inc.	267	50,783
Boston Properties, Inc.	30	3,812
Crown Castle International Corp.	219	18,943
Digital Realty Trust, Inc.	482	42,652
Equinix, Inc.	46	15,213
Equity Residential	393	29,487
Essex Property Trust, Inc.	97	22,684
Extra Space Storage, Inc.	108	10,094
Federal Realty Investment Trust	115	17,946
General Growth Properties, Inc.	751	22,327
HCP, Inc.	404	13,162
Host Hotels & Resorts, Inc.	344	5,745
Kimco Realty Corp.	429	12,347
Macerich Co. (The)	340	26,942
Prologis, Inc.	186	8,217
Public Storage	58	15,998
Realty Income Corp.	723	45,195
Simon Property Group, Inc.	62	12,877
SL Green Realty Corp.	108	10,463
UDR, Inc.	438	16,876
Ventas, Inc.	384	24,177
VEREIT, Inc.	2,149	19,062
Vornado Realty Trust	75	7,082
Welltower, Inc.	288	19,970

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Weyerhaeuser Co.	321	9,945
		529,058
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	203	5,850

Road & Rail - 0.4%
CSX Corp.	103	2,652
JB Hunt Transport Services, Inc.	135	11,372
Kansas City Southern	63	5,383
Norfolk Southern Corp.	43	3,580
Union Pacific Corp.	30	2,387
		25,374
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	168	9,944
Applied Materials, Inc.	221	4,681
Intel Corp.	516	16,693
KLA-Tencor Corp.	65	4,733
Lam Research Corp.	119	9,829
Linear Technology Corp.	192	8,556
Maxim Integrated Products, Inc.	392	14,418
Microchip Technology, Inc.	247	11,905
Micron Technology, Inc.*	257	2,691
NVIDIA Corp.	710	25,297
Qorvo, Inc.*	63	3,176
QUALCOMM, Inc.	176	9,001
Skyworks Solutions, Inc.	187	14,567
Texas Instruments, Inc.	167	9,589
Xilinx, Inc.	215	10,197
		155,277
Software - 3.0%
Activision Blizzard, Inc.	826	27,952
Adobe Systems, Inc.*	61	5,722
ANSYS, Inc.*	117	10,467
Autodesk, Inc.*	112	6,531
CA, Inc.	364	11,207
Check Point Software Technologies Ltd.*	347	30,352
Citrix Systems, Inc.*	242	19,016
Electronic Arts, Inc.*	280	18,511
Intuit, Inc.	108	11,233
Microsoft Corp.	78	4,308
Oracle Corp.	90	3,682
Red Hat, Inc.*	120	8,941
salesforce.com, Inc.*	42	3,101
ServiceNow, Inc.*	112	6,852
Symantec Corp.	874	16,064
Workday, Inc., Class A*	65	4,995
		188,934
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	98	15,713
AutoZone, Inc.*	29	23,104
Bed Bath & Beyond, Inc.*	129	6,404
Best Buy Co., Inc.	574	18,621
CarMax, Inc.*	61	3,117
Foot Locker, Inc.	88	5,676
Home Depot, Inc. (The)	71	9,473
L Brands, Inc.	267	23,445
Lowe’s Cos., Inc.	60	4,545
O’Reilly Automotive, Inc.*	24	6,568

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor U.S. Large Cap Index Fund

Schedule of Investments (concluded)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Ross Stores, Inc.	230	13,317
Signet Jewelers Ltd.	107	13,271
Staples, Inc.	1,872	20,648
Tiffany & Co.	39	2,862
TJX Cos., Inc. (The)	157	12,301
Tractor Supply Co.	93	8,413
Ulta Salon Cosmetics & Fragrance, Inc.*	49	9,493
		196,971
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	53	5,776
EMC Corp.	384	10,234
HP, Inc.	687	8,464
NetApp, Inc.	543	14,818
SanDisk Corp.	77	5,858
Seagate Technology plc	75	2,584
Western Digital Corp.	59	2,787
		50,521
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	323	12,949
Hanesbrands, Inc.	485	13,745
Michael Kors Holdings Ltd.*	152	8,658
NIKE, Inc., Class B	219	13,462
PVH Corp.	195	19,317
Under Armour, Inc., Class A*	222	18,832
VF Corp.	148	9,584
		96,547
Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc.	1,413	22,467

Tobacco - 0.8%
Altria Group, Inc.	299	18,735
Philip Morris International, Inc.	91	8,928
Reynolds American, Inc.	383	19,269
		46,932
Trading Companies & Distributors - 0.3%
Fastenal Co.	117	5,733
W.W. Grainger, Inc.	45	10,504
		16,237
Water Utilities - 0.9%
American Water Works Co., Inc.	816	56,247

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	500	19,150

TOTAL COMMON STOCKS (COST $6,253,781)		6,275,816

	No. of Rights

RIGHTS - 0.0%(a)

Food & Staples Retailing - 0.0%(a)
Safeway, Inc. (Casa Ley subsidiary)*(b)	196	2
Safeway, Inc. (PDC subsidiary)*(b)	196	480

TOTAL RIGHTS (COST $–)		482

Total Investments - 100.6% (Cost $6,253,781)	6,276,298
Liabilities Less Other Assets - (0.6%)	(34,774)
Net assets - 100.0%	6,241,524

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of 3/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 3/31/2016 amounted to $482, which represents approximately 0.0% of net assets of the fund.

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$407,311
Aggregate gross unrealized depreciation	(405,516)
Net unrealized appreciation	$1,795
Federal income tax cost of investments	$6,274,503

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 100.3%

Aerospace & Defense - 1.5%
Airbus Group SE	8	532
BAE Systems plc	224	1,639
Finmeccanica SpA*	351	4,460
Meggitt plc	188	1,098
MTU Aero Engines AG	40	3,842
Rolls-Royce Holdings plc (Preference), Class C*(a)	46,530	67
Safran SA	22	1,541
Thales SA	48	4,212
Zodiac Aerospace	73	1,465
		18,856
Air Freight & Logistics - 1.2%
Bollore SA	679	2,641
bpost SA	85	2,365
Deutsche Post AG	18	501
Royal Mail plc	657	4,539
TNT Express NV	540	4,853
		14,899
Airlines - 0.6%
Air France-KLM*	63	600
Deutsche Lufthansa AG*	84	1,360
easyJet plc	90	1,965
International Consolidated Airlines Group SA	260	2,068
Ryanair Holdings plc, ADR	19	1,631
		7,624
Auto Components - 0.5%
Cie Generale des Etablissements Michelin	16	1,640
Continental AG	2	456
Faurecia	32	1,214
GKN plc	180	747
Nokian Renkaat OYJ	47	1,661
Valeo SA	4	624
		6,342
Automobiles - 0.4%
Bayerische Motoren Werke AG	2	184
Daimler AG	12	921
Ferrari NV*	1	42
Fiat Chrysler Automobiles NV (Milan Exchange)	95	769
Fiat Chrysler Automobiles NV (New York Exchange)	13	105
Peugeot SA*	94	1,613
Porsche Automobil Holding SE (Preference)	4	206
Renault SA	8	796
Volkswagen AG (Preference)	4	510
		5,146
Banks - 4.0%
Banca Monte dei Paschi di Siena SpA*	655	375
Banca Popolare dell’Emilia Romagna SC	338	1,612
Banca Popolare di Milano Scarl	3,648	2,554

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Banca Popolare di Sondrio SCARL	976	3,428
Banco Bilbao Vizcaya Argentaria SA	53	353
Banco Comercial Portugues SA, Class R*	20,021	814
Banco de Sabadell SA	477	860
Banco Popolare SC*	161	1,109
Banco Popular Espanol SA	273	711
Banco Santander SA	106	468
Bank of Ireland*	6,152	1,788
Bankia SA	635	601
Bankinter SA	334	2,364
Barclays plc	380	819
BNP Paribas SA	10	504
CaixaBank SA	298	882
Commerzbank AG*	66	575
Credit Agricole SA	48	521
Danske Bank A/S	98	2,773
DNB ASA	74	875
Erste Group Bank AG*	90	2,533
HSBC Holdings plc	442	2,756
ING Groep NV, CVA	58	703
Intesa Sanpaolo SpA	374	1,037
Jyske Bank A/S	48	2,170
KBC Groep NV	19	982
Lloyds Banking Group plc	3,651	3,569
Natixis SA	217	1,070
Nordea Bank AB	64	616
Raiffeisen Bank International AG*	78	1,183
Royal Bank of Scotland Group plc*	254	813
Skandinaviska Enskilda Banken AB, Class A	63	603
Societe Generale SA	9	333
Standard Chartered plc	129	876
Svenska Handelsbanken AB, Class A	133	1,695
Swedbank AB, Class A*	74	1,597
Sydbank A/S	29	833
UniCredit SpA	80	289
Unione di Banche Italiane SpA	148	548
		48,192
Beverages - 1.8%
Anheuser-Busch InBev SA/NV	10	1,245
Carlsberg A/S, Class B	36	3,436
Davide Campari-Milano SpA	416	4,165
Diageo plc	43	1,163
Heineken Holding NV	30	2,344
Heineken NV	30	2,723
Pernod Ricard SA	9	1,005
SABMiller plc	95	5,811
		21,892
Biotechnology - 0.4%
Actelion Ltd.*	8	1,201
Genmab A/S*	24	3,331
Grifols SA	40	892
		5,424
Building Products - 1.1%
Assa Abloy AB, Class B	104	2,055
Cie de Saint-Gobain	7	309
Geberit AG	10	3,752
Kingspan Group plc	147	3,912

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Wienerberger AG	146	2,808
		12,836
Capital Markets - 2.2%
3i Group plc	391	2,565
Azimut Holding SpA	38	877
Banca Generali SpA	26	766
Credit Suisse Group AG*	33	469
Deutsche Bank AG	18	307
GAM Holding AG*	175	2,540
Julius Baer Group Ltd.*	85	3,666
Mediobanca SpA	387	2,791
Partners Group Holding AG	24	9,686
Schroders plc	39	1,504
UBS Group AG	91	1,472
		26,643
Chemicals - 4.6%
Air Liquide SA	13	1,465
Arkema SA	10	752
BASF SE	5	378
Chr Hansen Holding A/S	126	8,472
Clariant AG*	172	3,125
Croda International plc	43	1,878
EMS-Chemie Holding AG	9	4,685
Evonik Industries AG	45	1,352
FUCHS PETROLUB SE (Preference)	62	2,774
Givaudan SA	2	3,939
Johnson Matthey plc	44	1,735
K+S AG	58	1,359
Koninklijke DSM NV	51	2,809
LANXESS AG	16	770
Linde AG	6	876
Novozymes A/S, Class B	95	4,278
Solvay SA	10	1,005
Symrise AG	68	4,572
Syngenta AG	5	2,088
Umicore SA	71	3,540
Yara International ASA	100	3,765
		55,617
Commercial Services & Supplies - 2.0%
Babcock International Group plc	267	3,644
Bilfinger SE	32	1,352
Edenred	59	1,148
G4S plc	1,573	4,309
ISS A/S	68	2,734
Securitas AB, Class B	281	4,662
Societe BIC SA	48	7,231
		25,080
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson, Class B	141	1,414

Construction & Engineering - 1.3%
ACS Actividades de Construccion y Servicios SA	15	448
Boskalis Westminster	51	2,008
Bouygues SA	39	1,593
Eiffage SA	40	3,077
Ferrovial SA	112	2,410
HOCHTIEF AG	7	858

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
NCC AB, Class B	60	2,188
OCI NV*	25	490
Orascom Construction Ltd.*	4	24
Skanska AB, Class B	40	914
Vinci SA	25	1,865
		15,875
Construction Materials - 0.4%
CRH plc	42	1,188
HeidelbergCement AG	5	429
Imerys SA	23	1,606
Italcementi SpA	70	822
LafargeHolcim Ltd.*	29	1,370
		5,415
Consumer Finance - 0.4%
Provident Financial plc	127	5,412

Containers & Packaging - 1.2%
BillerudKorsnas AB	62	1,015
DS Smith plc	307	1,800
Huhtamaki OYJ	148	5,503
Rexam plc	549	5,003
Smurfit Kappa Group plc	69	1,781
		15,102
Diversified Financial Services - 3.2%
Ackermans & van Haaren NV	35	4,972
Bolsas y Mercados Espanoles
SHMSF SA	43	1,389
Deutsche Boerse AG	18	1,538
Eurazeo SA	19	1,287
Euronext NV(b)	19	790
EXOR SpA	78	2,800
Groupe Bruxelles Lambert SA	40	3,305
Industrivarden AB, Class C	219	3,739
Investment AB Kinnevik, Class B	83	2,358
Investor AB, Class B	66	2,340
London Stock Exchange Group plc	78	3,161
Pargesa Holding SA	64	4,093
Sofina SA	39	4,649
Wendel SA	20	2,180
		38,601
Diversified Telecommunication Services - 3.9%
BT Group plc	455	2,881
Cellnex Telecom SAU(b)	50	801
Deutsche Telekom AG	170	3,056
Elisa OYJ*	123	4,789
Iliad SA	11	2,835
Inmarsat plc	679	9,608
Koninklijke KPN NV	534	2,241
Orange SA	79	1,386
Proximus SADP	137	4,689
Swisscom AG	3	1,637
TDC A/S	1,055	5,172
Telecom Italia SpA*	1,034	1,117
Telefonica Deutschland Holding AG	489	2,653
Telefonica SA	19	213
TeliaSonera AB	326	1,696
Vivendi SA	165	3,475
		48,249

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Electric Utilities - 1.9%
Acciona SA	36	2,789
EDP - Energias de Portugal SA	414	1,475
Endesa SA	278	5,344
Enel SpA	156	693
Fortum OYJ	221	3,352
Iberdrola SA	172	1,149
Red Electrica Corp. SA	20	1,739
SSE plc	244	5,232
Terna Rete Elettrica Nazionale SpA	363	2,075
		23,848
Electrical Equipment - 0.7%
ABB Ltd.*	36	704
Gamesa Corp. Tecnologica SA	108	2,137
Legrand SA	8	449
Nordex SE*	21	577
OSRAM Licht AG	49	2,530
Prysmian SpA	54	1,225
Schneider Electric SE	7	443
Vestas Wind Systems A/S	10	707
		8,772
Electronic Equipment, Instruments & Components - 0.6%
Fingerprint Cards AB, Class B*	19	1,106
Halma plc	194	2,542
Hexagon AB, Class B	20	780
Ingenico Group SA	21	2,416
		6,844
Energy Equipment & Services - 0.6%
Saipem SpA*	2,691	1,080
SBM Offshore NV*	313	3,987
Technip SA	24	1,332
Tenaris SA	101	1,260
		7,659
Food & Staples Retailing - 2.9%
Carrefour SA	19	524
Casino Guichard Perrachon SA	16	919
Colruyt SA	71	4,142
Delhaize Group	46	4,809
Distribuidora Internacional de Alimentacion SA*	102	531
ICA Gruppen AB	165	5,467
J Sainsbury plc	1,602	6,362
Jeronimo Martins SGPS SA	258	4,228
Kesko OYJ, Class B	70	3,096
Koninklijke Ahold NV	116	2,613
Tesco plc*	620	1,709
Wm Morrison Supermarkets plc	383	1,094
		35,494
Food Products - 3.7%
Aryzta AG*	60	2,495
Barry Callebaut AG*	4	4,365
Danone SA	31	2,208
Glanbia plc (Irish Exchange)	156	3,189
Glanbia plc (London Exchange)	199	4,046
Kerry Group plc (Irish Exchange), Class A	42	3,919
Kerry Group plc (London Exchange), Class A	14	1,307
Marine Harvest ASA*	433	6,675

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Nestle SA	64	4,802
Orkla ASA	697	6,316
Viscofan SA	90	5,400
		44,722
Gas Utilities - 0.9%
Enagas SA	62	1,866
Gas Natural SDG SA	44	891
Rubis SCA	78	6,273
Snam SpA	325	2,039
		11,069
Health Care Equipment & Supplies - 1.3%
Coloplast A/S, Class B	44	3,340
Essilor International SA	10	1,237
Getinge AB, Class B	130	3,000
GN Store Nord A/S	115	2,408
Sartorius AG (Preference)	7	1,786
Smith & Nephew plc	74	1,221
Sonova Holding AG	27	3,462
		16,454
Health Care Providers & Services - 1.4%
Fresenius Medical Care AG & Co. KGaA	52	4,613
Fresenius SE & Co. KGaA	66	4,829
Orpea	85	7,088
		16,530
Hotels, Restaurants & Leisure - 2.1%
Accor SA	27	1,146
Carnival plc	133	7,172
Compass Group plc	66	1,165
InterContinental Hotels Group plc	101	4,168
Paddy Power Betfair plc	43	6,007
Sodexo SA	11	1,188
Whitbread plc	37	2,106
William Hill plc	419	1,969
		24,921
Household Durables - 2.3%
Barratt Developments plc	623	5,019
Berkeley Group Holdings plc	70	3,238
Electrolux AB*	92	2,424
Husqvarna AB, Class B	106	776
Persimmon plc	211	6,323
SEB SA	45	4,675
Taylor Wimpey plc	1,966	5,377
		27,832
Household Products - 1.0%
Henkel AG & Co. KGaA (Preference)	5	552
Reckitt Benckiser Group plc	66	6,384
Svenska Cellulosa AB SCA, Class B	182	5,696
		12,632
Independent Power and Renewable Electricity Producers - 0.3%
Enel Green Power SpA	1,925	4,146

Industrial Conglomerates - 1.1%
DCC plc	50	4,420
Koninklijke Philips NV	61	1,740
Rheinmetall AG	38	3,041
Siemens AG	5	531
Smiths Group plc	165	2,552
		12,284

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Insurance - 7.0%
Admiral Group plc	138	3,933
Aegon NV	122	672
Ageas	48	1,907
Allianz SE	15	2,443
Assicurazioni Generali SpA	60	891
Aviva plc	207	1,357
AXA SA	45	1,061
Baloise Holding AG	40	5,104
CNP Assurances	84	1,312
Direct Line Insurance Group plc	2,261	12,031
Gjensidige Forsikring ASA	266	4,538
Hannover Rueck SE	41	4,784
Helvetia Holding AG	9	5,169
Legal & General Group plc	960	3,245
Mapfre SA	477	1,032
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10	2,037
NN Group NV	45	1,475
Old Mutual plc	648	1,798
Prudential plc	88	1,646
RSA Insurance Group plc	851	5,819
Sampo OYJ, Class A	59	2,806
SCOR SE	106	3,769
St James’s Place plc	138	1,822
Standard Life plc	418	2,139
Swiss Life Holding AG*	16	4,272
Swiss Re AG	46	4,270
Unipol Gruppo Finanziario SpA	109	442
UnipolSai SpA	651	1,509
Zurich Insurance Group AG*	10	2,332
		85,615
Internet & Catalog Retail - 0.1%
Yoox Net-A-Porter Group SpA*	37	1,137
Zalando SE*(b)	16	526
		1,663
Internet Software & Services - 0.4%
Rightmove plc	30	1,816
United Internet AG	58	2,915
		4,731
IT Services - 1.1%
Amadeus IT Holding SA, Class A	35	1,503
Atos SE	37	3,018
Cap Gemini SA	24	2,259
Tieto OYJ	74	1,933
Wirecard AG	125	4,743
		13,456
Leisure Products - 0.2%
Amer Sports OYJ	86	2,504

Life Sciences Tools & Services - 1.1%
Eurofins Scientific SE	6	2,204
Gerresheimer AG	27	2,121
Lonza Group AG*	52	8,835
		13,160
Machinery - 2.4%
Aalberts Industries NV	48	1,668
Alfa Laval AB	44	721
ANDRITZ AG*	50	2,750

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Atlas Copco AB, Class A	50	1,260
CNH Industrial NV	76	518
Duerr AG	7	551
GEA Group AG	6	294
Georg Fischer AG	4	3,245
KION Group AG*	29	1,693
Kone OYJ, Class B	28	1,352
Krones AG	7	844
KUKA AG	9	944
MAN SE	34	3,685
Metso OYJ	18	430
Schindler Holding AG	20	3,703
Trelleborg AB, Class B	85	1,684
Zardoya Otis SA	274	3,194
		28,536
Marine - 0.5%
AP Moeller - Maersk A/S, Class B*	1	1,314
Kuehne + Nagel International AG	33	4,710
		6,024
Media - 4.7%
Axel Springer SE	44	2,375
Eutelsat Communications SA	170	5,500
Informa plc	468	4,668
ITV plc	338	1,172
JCDecaux SA	51	2,236
Kabel Deutschland Holding AG	31	3,480
Lagardere SCA	157	4,178
Mediaset Espana Comunicacion SA	100	1,152
Mediaset SpA	564	2,330
NOS SGPS SA	136	908
Pearson plc	327	4,112
ProSiebenSat.1 Media SE	8	412
Publicis Groupe SA	9	633
RELX NV	105	1,836
RELX plc	195	3,627
Sky plc	510	7,506
Technicolor SA	202	1,264
Telenet Group Holding NV*	67	3,396
Wolters Kluwer NV	46	1,839
WPP plc	159	3,718
		56,342
Metals & Mining - 2.0%
Acerinox SA	141	1,636
Anglo American plc	166	1,317
ArcelorMittal	97	439
Aurubis AG	93	4,634
BHP Billiton plc	41	461
Boliden AB	155	2,484
Glencore plc*	505	1,142
Norsk Hydro ASA	361	1,487
Randgold Resources Ltd.	95	8,698
Rio Tinto plc	44	1,237
voestalpine AG	17	569
		24,104
Multiline Retail - 0.8%
Marks & Spencer Group plc	529	3,089
Next plc	77	5,976
		9,065

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Multi-Utilities - 1.8%
A2A SpA	1,265	1,648
Centrica plc	760	2,487
E.ON SE	159	1,529
Engie SA	82	1,274
Hera SpA	316	945
National Grid plc	505	7,166
RWE AG	63	817
Suez Environnement Co.	181	3,325
Veolia Environnement SA	83	2,002
		21,193
Oil, Gas & Consumable Fuels - 2.3%
BP plc	840	4,227
Eni SpA	69	1,046
Galp Energia SGPS SA	138	1,738
Koninklijke Vopak NV	43	2,144
Lundin Petroleum AB*	107	1,815
Neste OYJ	146	4,812
OMV AG	109	3,071
Repsol SA	57	644
Royal Dutch Shell plc, Class A	188	4,550
Royal Dutch Shell plc, Class B	89	2,175
Statoil ASA	74	1,166
TOTAL SA	28	1,278
		28,666
Paper & Forest Products - 0.5%
Mondi plc	164	3,149
Stora Enso OYJ, Class R	147	1,318
UPM-Kymmene OYJ	66	1,197
		5,664
Personal Products - 0.6%
Beiersdorf AG	12	1,085
L’Oreal SA	12	2,153
Ontex Group NV*	27	887
Unilever NV, CVA	26	1,167
Unilever plc	36	1,631
		6,923
Pharmaceuticals - 2.6%
Bayer AG	4	471
Galenica AG	2	3,020
GlaxoSmithKline plc	94	1,908
Ipsen SA	11	633
Meda AB, Class A	290	5,405
Merck KGaA	15	1,253
Novartis AG	33	2,402
Novo Nordisk A/S, Class B	73	3,966
Orion OYJ, Class B	98	3,244
Recordati SpA	53	1,329
Roche Holding AG	7	1,730
Sanofi	29	2,342
STADA Arzneimittel AG	47	1,868
UCB SA	36	2,758
		32,329
Professional Services - 2.3%
Bureau Veritas SA	88	1,963
Capita plc	422	6,320
Experian plc	78	1,396
Intertek Group plc	177	8,057
Randstad Holding NV	8	444

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
SGS SA	1	2,122
Teleperformance	82	7,219
		27,521
Real Estate Investment Trusts (REITs) - 3.3%
British Land Co. plc (The)	494	4,974
Cofinimmo SA	44	5,408
Derwent London plc	96	4,349
Fonciere Des Regions	34	3,218
Gecina SA	27	3,723
Hammerson plc	489	4,066
ICADE	40	3,069
Klepierre	30	1,439
Land Securities Group plc	250	3,956
Merlin Properties Socimi SA	115	1,339
Unibail-Rodamco SE	7	1,929
Wereldhave NV	56	3,136
		40,606
Real Estate Management & Development - 3.7%
Castellum AB	229	3,647
Deutsche EuroShop AG	103	4,845
Deutsche Wohnen AG	174	5,419
IMMOFINANZ AG*	822	1,750
LEG Immobilien AG*	46	4,343
PSP Swiss Property AG*	88	8,500
Swiss Prime Site AG*	138	12,220
Vonovia SE	112	4,036
		44,760
Road & Rail - 0.5%
DSV A/S	142	5,921

Semiconductors & Semiconductor Equipment - 0.8%
ams AG	16	551
ARM Holdings plc	101	1,472
ASM International NV	90	4,037
Dialog Semiconductor plc*	45	1,783
Infineon Technologies AG	40	570
STMicroelectronics NV	176	978
		9,391
Software - 1.2%
Dassault Systemes	66	5,244
Sage Group plc (The)	725	6,554
SAP SE	22	1,783
UBISOFT Entertainment*	42	1,321
		14,902
Specialty Retail - 1.0%
Dixons Carphone plc	703	4,307
Dufry AG*	6	741
Hennes & Mauritz AB, Class B	33	1,102
Howden Joinery Group plc	307	2,110
Industria de Diseno Textil SA	38	1,280
Kingfisher plc	545	2,951
		12,491
Textiles, Apparel & Luxury Goods - 1.7%
adidas AG	14	1,643
Burberry Group plc	54	1,059
Christian Dior SE	8	1,453
Cie Financiere Richemont SA	21	1,394
Hermes International	7	2,469
HUGO BOSS AG	25	1,642

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Investments	Shares	Value ($)
Kering	15	2,685
Luxottica Group SpA	53	2,929
LVMH Moet Hennessy Louis Vuitton SE	8	1,372
Moncler SpA	89	1,506
Pandora A/S	17	2,230
Swatch Group AG (The)	2	696
		21,078
Thrifts & Mortgage Finance - 0.1%
Aareal Bank AG	19	617

Tobacco - 0.7%
British American Tobacco plc	22	1,293
Imperial Brands plc	121	6,718
Swedish Match AB	36	1,224
		9,235
Trading Companies & Distributors - 1.3%
Ashtead Group plc	91	1,130
Brenntag AG	11	629
Bunzl plc	142	4,129
Rexel SA	159	2,275
Travis Perkins plc	152	3,991
Wolseley plc	48	2,717
		14,871
Transportation Infrastructure - 1.3%
Abertis Infraestructuras SA	31	511
Aena SA*(b)	5	646
Aeroports de Paris	35	4,334
Atlantia SpA	50	1,389
Flughafen Zuerich AG	3	2,697
Fraport AG Frankfurt Airport Services Worldwide	51	3,098
Groupe Eurotunnel SE	291	3,266
		15,941
Water Utilities - 1.6%
Pennon Group plc	311	3,625
Severn Trent plc	260	8,120
United Utilities Group plc	529	7,018
		18,763
Wireless Telecommunication Services - 1.1%
Drillisch AG	17	698
Freenet AG	127	3,805
Tele2 AB, Class B	499	4,635
Vodafone Group plc	1,246	3,961
		13,099
TOTAL COMMON STOCKS (COST $1,243,549)		1,220,997

Total Investments - 100.3% (Cost $1,243,549)		1,220,997
Liabilities Less Other Assets - (0.3%)		(3,390)
Net assets - 100.0%		1,217,607

*	Non-income producing security.
(a)	Security fair valued as of 3/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 3/31/2016 amounted to $67, which represents approximately 0.0% of net assets of the fund.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities amounts to $2,763, which represents approximately 0.23% of net assets of the fund.

Abbreviations
ADR	American Depositary Receipt
CVA	Dutch Certification
OYJ	Public Traded Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

As of March 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,560
Aggregate gross unrealized depreciation	(105,753)
Net unrealized depreciation	$(23,193)
Federal income tax cost of investments	$1,244,190

See accompanying notes to schedule of investments.

ETFS Trust

ETFS Diversified-Factor Developed Europe Index Fund

Schedule of Investments (concluded)

March 31, 2016 (Unaudited)

ETFS Diversified-Factor Developed Europe Index Fund invested, as a percentage of net assets, in the following countries as of March 31, 2016:

United Kingdom	25.8%
France	13.6%
Switzerland	11.6%
Germany	10.5%
Sweden	5.8%
Italy	4.7%
Denmark	4.4%
Belgium	4.1%
Netherlands	4.1%
Spain	3.9%
Finland	3.1%
Ireland	2.8%
Norway	2.0%
Austria	1.2%
Portugal	0.8%
Jersey	0.7%
United States	0.6%
Luxembourg	0.3%
South Africa	0.3%
Australia	0.0%*
United Arab Emirates	0.0%*
Other [1]	(0.3%)
100.0%

*	Amount rounds to less than 0.1%.
[1]	Includes any non-equity securities and other assets and liabilities.

See accompanying notes to schedule of investments.

ETFS Trust

Notes to Schedules of Portfolio Investments

March 31, 2016 (Unaudited)

1.	Organization

ETFS Trust (the “Trust”) was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust currently consists of four series (collectively the “Funds” or individually a “Fund”): ETFS Zacks Earnings Large-Cap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund (each, a “Zacks Earnings Fund” and, together, the “Zacks Earnings Funds”), ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund (each, a “Diversified Factor Fund” and, together, the “Diversified Factor Funds”). The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each Fund seeks to achieve its objective by investing primarily in securities issued by issuers that comprise its relevant index and through transactions that provide substantially similar exposure to securities in the index. Each Fund operates as an index fund and will not be actively managed.

The Trust had no operations from January 2, 2015 (initial seeding date) until each Fund’s respective commencement of operations date other than matters relating to its registration and the sale and issuance of 4,000 shares of beneficial interest in the ETFS Zacks Earnings Small-Cap U.S. Index Fund to the Fund’s adviser, ETF Securities Advisors LLC (the “Advisor”), at a net asset value of $25 per share. The ETFS Zacks Earnings Large-Cap U.S. Index Fund and ETFS Zacks Earnings Small-Cap U.S. Index Fund commenced operations on January 20, 2015. The ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund commenced operations on January 27, 2015.

2.	Summary of Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation:

The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).

NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.

ETFS Trust

Notes to Schedules of Portfolio Investments

March 31, 2016 (Unaudited)

In calculating each Fund’s NAV, investments generally are valued using market quotations. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with each Fund’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:

• Level 1 —	Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.

• Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 —	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no transfers between levels during the period ended March 31, 2016, based on levels assigned to securities on December 31, 2015 and there were no Level 3 investments held for the period ended March 31, 2016.

The following is a summary of the valuations as of March 31, 2016, for each Fund based upon the three levels defined above. Please refer to the Schedules of Portfolio Investments for segregation by industry type.

	LEVEL 1	LEVEL 2
	Common Stocks/ Shares of Beneficial	Common Stocks/ Shares of Beneficial	Rights	TOTAL
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$1,235,156	$—	$—	$1,235,156
ETFS Zacks Earnings Small-Cap U.S. Index Fund	1,243,710	—	—	1,243,710
ETFS Diversified-Factor U.S. Large Cap Index Fund	6,275,816	—	482	6,276,298
ETFS Diversified-Factor Developed Europe Index Fund	1,220,930	67	—	1,220,997

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETFS Trust

By:	/s/ Graham Tuckwell
Graham Tuckwell
President
May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Graham Tuckwell
Graham Tuckwell
President
May 25, 2016

By:	/s/ Joe Roxburgh
Joe Roxburgh
Principal Financial Officer and Treasurer
May 25, 2016